Angel Oak Mortgage Trust 2021-8 ABS-15G

Exhibit 99.29

Exception Detail

Run Date - 09/24/2021 2:26:20 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1235273	2021080780	xxxx	xxxx	xxxx	xxxx	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Initial disclosures were delivered to the borrower electronically need e-consent form "xxxx" or prior signed by the borrower.	Exception contained in loan file. Comp factor: PITIA reserves above min by 6 months.			xxxx			A	1	xxxx	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1235273	2021080780	xxxx	xxxx	xxxx	xxxx	Credit	UW Credit		UW Credit - UW - Credit Other		Credit documents reflect 30 day mortgage late on xxxx. Exception contained in loan file.		Borrower self employed 10+ years. Reserves 24+ months in excess of requirement.				xxxx	B	2	xxxx	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
1250340	2021080788	xxxx	xxxx	xxxx	xxxx	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		80% LTV Cash out loan in lieu of 75% max LTV		PITIA reserves above min by 6months. Seasoned investor, all mortgages paid as agreed				xxxx	B	2	xxxx	FL	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1